SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION [Abstract]
Interest paid	$ 28,729	$ 30,343	$ 30,131
Income taxes paid	$ 213	$ 1,214	$ 1,014